SHAREHOLDERS' EQUITY (Schedule of Option Activity by Price Range) (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Outstanding
Number of options | shares	4,527,047
Weighted average remaining contractual life (years)	21 years 9 months 14 days
Weighted average exercise price	$ 3.24
Exercisable
Number of options | shares	1,902,226
Weighted average remaining contractual life (years)	3 years 6 months 3 days
Weighted average exercise price	$ 3.70
$0.00-$0.50 [Member]
Outstanding
Range of exercise price, minimum	0.00
Range of exercise price, maximum	$ 0.50
Number of options | shares	1,051,494
Weighted average remaining contractual life (years)	79 years 5 months 15 days
Weighted average exercise price
Exercisable
Number of options | shares
Weighted average exercise price
$1.03-$2.94 [Member]
Outstanding
Range of exercise price, minimum	1.03
Range of exercise price, maximum	$ 2.94
Number of options | shares	316,567
Weighted average remaining contractual life (years)	3 years 11 months 23 days
Weighted average exercise price	$ 2.76
Exercisable
Number of options | shares	190,741
Weighted average remaining contractual life (years)	3 years 9 months 3 days
Weighted average exercise price	$ 2.71
$3.00-$3.38 [Member]
Outstanding
Range of exercise price, minimum	3.00
Range of exercise price, maximum	$ 3.38
Number of options | shares	1,509,699
Weighted average remaining contractual life (years)	3 years 10 months 17 days
Weighted average exercise price	$ 3.19
Exercisable
Number of options | shares	1,082,647
Weighted average remaining contractual life (years)	3 years 6 months 3 days
Weighted average exercise price	$ 3.21
$4.23-$6.90 [Member]
Outstanding
Range of exercise price, minimum	4.23
Range of exercise price, maximum	$ 6.90
Number of options | shares	1,508,954
Weighted average remaining contractual life (years)	4 years 9 months 14 days
Weighted average exercise price	$ 5.18
Exercisable
Number of options | shares	598,005
Weighted average remaining contractual life (years)	3 years 5 months 19 days
Weighted average exercise price	$ 4.66
$7.08-$9.81 [Member]
Outstanding
Range of exercise price, minimum	7.08
Range of exercise price, maximum	$ 9.81
Number of options | shares	132,000
Weighted average remaining contractual life (years)	5 years 7 months 28 days
Weighted average exercise price	$ 8.20
Exercisable
Number of options | shares	22,500
Weighted average remaining contractual life (years)	4 years 1 month 6 days
Weighted average exercise price	$ 7.97
$10.01-$12.75 [Member]
Outstanding
Range of exercise price, minimum	10.01
Range of exercise price, maximum	$ 12.75
Number of options | shares	8,333
Weighted average exercise price	$ 11.07
Exercisable
Number of options | shares	8,333
Weighted average exercise price	$ 11.07